Financial Instruments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt	(2.70%)
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 22,921
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 23,539